Expense Example	Apr. 29, 2025 USD ($)
Invesco Comstock Contrarian Equity ETF | Invesco Comstock Contrarian Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	113
Invesco QQQ Hedged Advantage ETF | Invesco QQQ Hedged Advantage ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	$ 144